NUVEEN CORE DIVIDEND FUND

NUVEEN GROWTH FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED DECEMBER 31, 2015

1.	The section “Fund Summaries—Nuveen Core Dividend Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[3]	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.34%	2.09%	1.09%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%	1.77%	0.77%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Core Dividend Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond December 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$673	$180	$79	$673	$180	$79
3 Years	$930	$608	$298	$930	$608	$298
5 Years	$1,223	$1,079	$554	$1,223	$1,079	$554
10 Years	$2,055	$2,382	$1,285	$2,055	$2,382	$1,285

3.	The section “Fund Summaries—Nuveen Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.34%	0.35%	0.34%	0.35%
Total Annual Fund Operating Expenses	1.25%	2.01%	1.50%	1.01%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.23)%	(0.24)%	(0.23)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%	1.77%	1.27%	0.77%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% (1.40% after December 31, 2017) of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$673	$180	$129	$79	$673	$180	$129	$79
3 Years	$916	$595	$440	$285	$916	$595	$440	$285
5 Years	$1,190	$1,049	$785	$522	$1,190	$1,049	$785	$522
10 Years	$1,970	$2,308	$1,761	$1,203	$1,970	$2,308	$1,761	$1,203

5.	The second paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Nuveen Core Dividend Fund	Nuveen Equity Long/Short Fund	Nuveen Equity Market Neutral Fund	Nuveen Growth Fund	Nuveen Large Cap Core Plus Fund
For the first $125 million	0.5000%	1.1000%	1.1000%	0.5000%	1.0000%
For the next $125 million	0.4875%	1.0875%	1.0875%	0.4875%	0.9875%
For the next $250 million	0.4750%	1.0750%	1.0750%	0.4750%	0.9750%
For the next $500 million	0.4625%	1.0625%	1.0625%	0.4625%	0.9625%
For the next $1 billion	0.4500%	1.0500%	1.0500%	0.4500%	0.9500%
For net assets over $2 billion	0.4250%	1.0250%	1.0250%	0.4250%	0.9250%

6.	The fifth paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% of the average daily net assets of any class of shares for Nuveen Core Dividend Fund. This expense limitation may be terminated or modified prior to December 31, 2017 only with the approval of the Board of Trustees of the Fund.

7.	The eighth paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% (1.40% after December 31, 2017) of the average daily net assets of any class of shares for Nuveen Growth Fund. The expense limitation that expires December 31, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

MGN-CDGP-0616P

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

1.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	1.99%	1.99%	1.96%	1.94%
Total Annual Fund Operating Expenses	2.95%	3.70%	3.17%	2.65%
Fee Waivers and/or Expense Reimbursements[3,4]	(1.80)%	(1.80)%	(1.77)%	(1.75)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	1.40%	0.90%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond November 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$685	$193	$143	$92	$685	$193	$143	$92
3 Years	$1,205	$893	$739	$584	$1,205	$893	$739	$584
5 Years	$1,823	$1,692	$1,437	$1,180	$1,823	$1,692	$1,437	$1,180
10 Years	$3,483	$3,782	$3,299	$2,796	$3,483	$3,782	$3,299	$2,796

3.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	4.91%	4.88%	4.93%	4.93%
Total Annual Fund Operating Expenses	5.87%	6.59%	6.14%	5.64%
Fee Waivers and/or Expense Reimbursements[3,4]	(4.72)%	(4.69)%	(4.74)%	(4.74)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	1.40%	0.90%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond November 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$685	$193	$143	$92	$685	$193	$143	$92
3 Years	$1,651	$1,351	$1,217	$1,072	$1,651	$1,351	$1,217	$1,072
5 Years	$2,792	$2,672	$2,470	$2,247	$2,792	$2,672	$2,470	$2,247
10 Years	$5,561	$5,795	$5,482	$5,118	$5,561	$5,795	$5,482	$5,118

5.	The second paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Nuveen Santa Barbara Dividend Growth Fund	Nuveen Santa Barbara Global Dividend Growth Fund	Nuveen Santa Barbara International Dividend Growth Fund
For the first $125 million	0.5000%	0.5500%	0.5500%
For the next $125 million	0.4875%	0.5375%	0.5375%
For the next $250 million	0.4750%	0.5250%	0.5250%
For the next $500 million	0.4625%	0.5125%	0.5125%
For the next $1 billion	0.4500%	0.5000%	0.5000%
For net assets over $2 billion	0.4250%	0.4750%	0.4750%

6.	The fifth and sixth paragraphs of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” are deleted in their entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Funds do not exceed the percentages of the average daily net assets listed below of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to the R6 shares.

Nuveen Santa Barbara Dividend Growth Fund	1.25%
Nuveen Santa Barbara Global Dividend Growth Fund	0.94% through November 30, 2017
Nuveen Santa Barbara International Dividend Growth Fund	0.94% through November 30, 2017

The expense limitations that expire may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Funds.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBP-0616P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL CAP CORE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED JANUARY 29, 2016

1.	The section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.88%	0.86%	0.84%	0.83%
Total Annual Fund Operating Expenses	1.84%	2.57%	2.05%	1.54%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.64)%	(0.62)%	(0.59)%	(0.59)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.20%	1.95%	1.46%	0.95%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% (1.38% after January 31, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$690	$198	$149	$97	$690	$198	$149	$97
3 Years	$990	$670	$521	$363	$990	$670	$521	$363
5 Years	$1,335	$1,193	$942	$674	$1,335	$1,193	$942	$674
10 Years	$2,306	$2,628	$2,118	$1,558	$2,306	$2,628	$2,118	$1,558

3.	The section “Fund Summaries—Nuveen Symphony Mid-Cap Core Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.52%	0.52%	0.52%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.76%	1.25%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.34)%	(0.34)%	(0.34)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.17%	1.92%	1.42%	0.92%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.93% (1.40% after January 31, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Symphony Mid-Cap Core Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$687	$195	$145	$94	$687	$195	$145	$94
3 Years	$974	$654	$501	$344	$974	$654	$501	$344
5 Years	$1,303	$1,160	$903	$635	$1,303	$1,160	$903	$635
10 Years	$2,229	$2,553	$2,028	$1,464	$2,229	$2,553	$2,028	$1,464

5.	The section “Fund Summaries—Nuveen Symphony Small Cap Core Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[3]	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	5.79%	6.10%	5.72%
Total Annual Fund Operating Expenses	6.85%	7.91%	6.53%
Fee Waivers and/or Expense Reimbursements[3,4]	(5.55)%	(5.86)%	(5.48)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	2.05%	1.05%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.09% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

6.	The section “Fund Summaries—Nuveen Symphony Small Cap Core Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond January 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$700	$208	$107	$700	$208	$107
3 Years	$1,731	$1,482	$1,145	$1,731	$1,482	$1,145
5 Years	$3,039	$3,025	$2,483	$3,039	$3,025	$2,483
10 Years	$6,103	$6,508	$5,654	$6,103	$6,508	$5,654

7.	The second paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Nuveen Symphony International Equity Fund	Nuveen Symphony Large-Cap Growth Fund	Nuveen Symphony Mid-Cap Core Fund	Nuveen Symphony Small Cap Core Fund
For the first $125 million	0.5500%	0.5000%	0.5500%	0.6500%
For the next $125 million	0.5375%	0.4875%	0.5375%	0.6375%
For the next $250 million	0.5250%	0.4750%	0.5250%	0.6250%
For the next $500 million	0.5125%	0.4625%	0.5125%	0.6125%
For the next $1 billion	0.5000%	0.4500%	0.5000%	0.6000%
For net assets over $2 billion	0.4750%	0.4250%	0.4750%	0.5750%

8.	The fifth and sixth paragraphs of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” are deleted in their entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Funds do not exceed the percentages of the average daily net assets listed below of any class of Fund shares.

Nuveen Symphony International Equity Fund	0.99% through January 31, 2018 and 1.38% thereafter
Nuveen Symphony Large-Cap Growth Fund	0.93% through January 31, 2018 and 1.35% thereafter
Nuveen Symphony Mid-Cap Core Fund	0.93% through January 31, 2018 and 1.40% thereafter
Nuveen Symphony Small Cap Core Fund	1.09% through January 31, 2018

The expense limitations that expire may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Funds.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPHP-0616P

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

1.	The section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.26%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.21%	1.97%	1.47%	0.97%
Fee Waivers and/or Expense Reimbursements[4]	(0.06)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	1.40%	0.90%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond November 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$685	$193	$143	$92	$685	$193	$143	$92
3 Years	$929	$609	$455	$299	$929	$609	$455	$299
5 Years	$1,194	$1,053	$793	$527	$1,194	$1,053	$793	$527
10 Years	$1,949	$2,288	$1,749	$1,181	$1,949	$2,288	$1,749	$1,181

3.	The section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	2.33%	2.96%	2.41%
Total Annual Fund Operating Expenses	3.44%	4.82%	3.27%
Fee Waivers and/or Expense Reimbursements[4]	(1.98)%	(2.61)%	(2.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.46%	2.21%	1.21%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.50% after November 30, 2017) of the average daily net assets of any class of Fund shares. The expense limitation expiring November 30, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$715	$224	$123	$715	$224	$123
3 Years	$1,050	$732	$427	$1,050	$732	$427
5 Years	$1,418	$1,278	$763	$1,418	$1,278	$763
10 Years	$2,450	$2,769	$1,716	$2,450	$2,769	$1,716

5.	The second paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Nuveen Tradewinds Global All-Cap Fund	Nuveen Tradewinds International Value Fund	Nuveen Tradewinds Japan Fund
For the first $125 million	0.5500%	0.5500%	0.7000%
For the next $125 million	0.5375%	0.5375%	0.6875%
For the next $250 million	0.5250%	0.5250%	0.6750%
For the next $500 million	0.5125%	0.5125%	0.6625%
For the next $1 billion	0.5000%	0.5000%	0.6500%
For net assets over $2 billion	0.4750%	0.4750%	0.6250%

6.	The fifth and sixth paragraphs of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” are deleted in their entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Funds do not exceed the percentages of the average daily net assets listed below of any class of Fund shares.

Nuveen Tradewinds Global All-Cap Fund	0.99% through November 30, 2017 and 1.55% thereafter
Nuveen Tradewinds International Value Fund	0.94% through November 30, 2017
Nuveen Tradewinds Japan Fund	1.25% through November 30, 2017 and 1.50% thereafter

The expense limitations that expire may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Funds. All other expense limitations may be terminated or modified only with the approval of shareholders of the Funds.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS

FOR FUTURE REFERENCE

MGN-TINTVP-0616P